FMC SELECT FUND SHARES | FMC SELECT FUND
FMC SELECT FUND
INVESTMENT OBJECTIVE
Total return, principally through capital appreciation and, to a limited degree, through current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		FMC SELECT FUND SHARES FMC SELECT FUND
Management Fees		0.80%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.02%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs might be different, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FMC SELECT FUND SHARES FMC SELECT FUND	104	325	563	1,248

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. companies with medium to large market capitalizations (in excess of $1 billion). The Fund's investment approach, with its emphasis on equity securities, has as its objective total return, principally through capital appreciation and, to a limited degree, through current income. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). First Manhattan Co. ("FMC" or the "Adviser") expects that the Fund's investments in foreign companies will normally represent less than 20% of the Fund's assets.

In selecting equity securities for the Fund, the Adviser emphasizes companies with strong balance sheets, above average returns on equity and businesses that the Adviser believes it understands. The Adviser will also consider dividends paid by particular issuers when selecting the Fund's investments. The Fund may invest in companies where not all of these factors may be present, but where the Adviser believes the company's shares may be selling at a market price below their intrinsic value.

The Fund intends to buy and hold equity securities of companies for the long-term, and seeks to limit portfolio turnover. The Fund may sell a security, however, if the security achieves a designated price target or if there is a fundamental change in the Adviser's view of an issuer's outlook.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through purchasing ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks because political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies (other than ADRs) are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can have a negative impact on the decision to invest in such securities. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or the security may be valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. The Fund is also subject to the risk that its investment approach may perform differently than other funds which target a specific equity market segment or that invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and a blended index, 80% of which is the S&P 500 Index and 20% of which is the Merrill Lynch 1-10 year Corporate/Government Bond Index. The blended index is provided in the performance table because it better reflects the asset allocation of the Fund prior to July 1, 2007. Prior to July 1, 2007, the Fund's investment strategy also included investing a targeted allocation range of its assets in fixed income securities in addition to investments in equity securities; therefore, the performance shown below may have differed had the Fund's current investment strategy been in effect during those periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-877-362-4099.

BEST QUARTER	WORST QUARTER
17.82%	(24.76)%
(06/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns FMC SELECT FUND SHARES	Label	1 Year	5 Years	10 Years
FMC SELECT FUND	FUND RETURN BEFORE TAXES	17.95%	1.49%	5.52%
FMC SELECT FUND After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	17.72%	1.36%	5.13%
FMC SELECT FUND After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	11.67%	1.23%	4.73%
FMC SELECT FUND S&P 500 INDEX RETURNS (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX RETURNS (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	16.00%	1.66%	7.10%
FMC SELECT FUND 80/20 BLENDED BENCHMARK INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	80/20 BLENDED BENCHMARK INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	16.00%	1.66%	6.12%